Income Taxes - Schedule of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Unrecognized tax benefits, beginning of period	$ 4,283	$ 3,811
Additions based on tax positions taken related to prior years	12	0
Additions based on tax positions taken related to current period	705	472
Unrecognized tax benefits, end of period	$ 5,000	$ 4,283